COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Deferred fee per unit	$ 0.35	$ 0.35
Aggregate amount	$ 8,855,000	$ 8,855,000